Warrants and Share-based Payment - Additional Information (Detail) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2021 kr / shares shares	Mar. 31, 2021 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares			kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	10,944,778
Aggregate number of other equity instruments cancelled | shares			19,580	19,580
Aggregate number of other equity instruments exercised	4,255,638
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	557,450
Number of other equity instruments authorized			682,509	682,509
Share nominal value | kr / shares			kr 1
Warrant compensation costs | €	€ 23,076	€ 14,949
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares				€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares				€ 145.5